SCHEDULE OF CONTRACT ASSETS ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract Assets Net
Balance at the beginning of the year	$ (76,121)	$ (8,054)
Reversal / (provision) for the year	43,919	(67,861)
Exchange adjustment	(227)	(206)
Balance at the end of the year	$ (32,429)	$ (76,121)